SUPPLEMENTAL INFORMATION (Details) $ in Thousands		1 Months Ended
	Mar. 25, 2015 USD ($) shares	Jun. 30, 2015 shares	Mar. 31, 2015 USD ($) special_purpose_company shares	Sep. 30, 2014 USD ($) special_purpose_company shares	Apr. 30, 2014 USD ($) special_purpose_company T shares	Oct. 31, 2013 USD ($)
Other Significant Noncash Transactions [Line Items]
Capesize drybulk size range | T					180,000
Golden Ocean [Member]
Other Significant Noncash Transactions [Line Items]
Number of shares issued per share held (in shares)		0.3111194
Number of SPCs sold | special_purpose_company			12	13	5
Shares received			31,000,000	31,000,000	15,500,000
Payables transferred | $			$ 404,000	$ 490,000	$ 150,000
Cash transfered in sale | $			$ 108,600	$ 25,100
Number of SPCs to be sold | special_purpose_company					25
Avance Gas [Member]
Other Significant Noncash Transactions [Line Items]
Stock dividends, shares	4,100,000
Share ownership threshold required for receipt of stock dividends	60.74
Number of shares issued per share held (in shares)	0.0164636
Number of shares owned in related party	112,715
Dividends, cash | $	$ 10					$ 1,400
Stock dividends issued during period | $	$ 56,500					$ 22,100
Percent of ownership issued as shares						12.50%